Annual Total Returns (Bar Chart) - Lifestyle Conservative Trust (Lifestyle Conservative Trust, Series I, Lifestyle Conservative Trust)	12 Months Ended
May 01, 2011
Lifestyle Conservative Trust | Series I, Lifestyle Conservative Trust
Bar Chart Table:
2001	3.28%
2002	1.80%
2003	11.47%
2004	8.59%
2005	2.88%
2006	8.44%
2007	5.38%
2008	(15.57%)
2009	21.71%
2010	9.12%